Cash and cash equivalents - Narrative (Details) $ in Thousands, € in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 2,085,976	€ 366	$ 1,499,936	$ 1,438,247	$ 2,048,844
Euro
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 429,000